Related Party Transactions (Details) - Schedule of Nature of Relationships With Related Parties	6 Months Ended
Mar. 31, 2023
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 30% owned by Jueqin Wang, a principal shareholder of the Company
Taizhou Huadi Material Technology Co. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 100% owned by Yiyu Wang, immediate family member of majority shareholder of the Company
Jueqin Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder of the Company
Di Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder of the Company